Summary of Company's Revenue Generated by Saas Product (Details) - Revenue Benchmark [Member] - Product Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Concentration risk percentage	100.00%	100.00%	100.00%	100.00%
Reach [Member]
Product Information [Line Items]
Concentration risk percentage	2.20%	3.80%	2.20%	3.80%
Demio [Member]
Product Information [Line Items]
Concentration risk percentage	34.20%	91.00%	34.20%	91.00%
Open Reel [Member]
Product Information [Line Items]
Concentration risk percentage	45.00%	5.20%	45.00%	5.20%
Vidello [Member]
Product Information [Line Items]
Concentration risk percentage			18.60%